Sale of the asset management unit and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Operating Results Of Discontinued Operations [Table Text Block]
The following table summarizes the operating results of the discontinued operations:

	Year ended December 31
	2014	2013	2012
Other income:
Fees and commissions (1)	-	610	2,683
Other income	-	468	20
	-	1,078	2,703
Operating expenses:
Salaries and other employee expenses	-	373	1,535
Depreciation and amortization	-	8	21
Professional services	-	462	699
Maintenance and repairs	-	1	7
Other operating expenses	-	238	1,122
Total operating expenses	-	1,082	3,384
Net gain (loss) from discontinued operations	-	(4)	(681)

(1)	Includes management fees from investment funds for $567 thousand and $2,588 thousand in 2013 and 2012, respectively